DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION - Narrative (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001